Financial assets at fair value through profit or loss - Additional Information (Detail)		12 Months Ended
	Mar. 18, 2022 ARS ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2021 $ / shares	Oct. 01, 2021	Jul. 22, 2019 ARS ($)
Financial assets at fair value through profit or loss [line items]
Proceeds from equity investments disposal			$ 5,121,224,000
Equity investments disposal payments term		unpaid balance was deferred over the following 5 (five) years and settled as follows: (i) 30% of that amount to be paid in pesos, adjusted by the Reference Stabilization Coefficient -an index based on CPI- (CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.
Prisma Medios de Pago S.A. [Member]
Financial assets at fair value through profit or loss [line items]
Equity instruments number of shares transferred | shares		2,344,064
Equity instruments shares transferred nominal value | $ / shares				$ 1
Equity investments disposal consideration		$ 78,265,273
Proceeds from equity investments disposal		$ 46,457,210
Equity securities at cost						$ 76,947,895,330
Percentage of Capital Stock to be Sold					49.00%
Prisma Medios de Pago S.A. [Member] | Disposal of major subsidiary [member]
Financial assets at fair value through profit or loss [line items]
Equity investments disposal consideration	$ 40,038,121,840